Annual Total Returns[BarChart] - PGIM QMA Stock Index Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.07%	15.71%	32.09%	13.41%	1.22%	11.68%	21.55%	(4.59%)	31.24%	18.24%